ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of Contract Assets (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Contract With Customer Asset Net [Abstract]
Contract assets	¥ 48,154
Contract assets, net	¥ 48,154